Series A Convertible Redeemable Preferred Share (Tables)	12 Months Ended
Dec. 31, 2012
Series A Convertible Redeemable Preferred Share [Abstract]
Changes of Series A convertible redeemable preferred shares

The following table sets forth the changes of Series A Preferred Shares:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the period	183,774	390,183	—	—
Accretion of redemption feature	206,409	773,623	—	—
Conversion to ordinary share upon IPO	—	(1,163,806)	—	—
Balance at the end of the period	390,183	—	—	—

Determine fair values of Series A Preferred shares, valuation assumptions [Table Text Block]

The Company engaged an independent valuation specialist to assist them in determining the fair values of the Series A Preferred Shares which were estimated as of the date of issuance and at each financial statements reporting dates before conversion into ordinary shares upon the completion of the Company’s IPO using the following assumptions:

	December 31, 2009	December 31, 2010
Risk-free interest rate	2.91%	3.15%
Volatility rate	56.41%	55.26%
Dividend yield	—	—
Discount rate	22.97%	20.43%